CERTAMX

1-31711

AMERICAN STOCK EXCHANGE
Equities Options ETFs

03056188

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

June 11, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JUN 11 2003
1086

Dear Mr. Johnson:

This is to certify that on June 11, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Home Solutions of America, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following security:

Common Stock, $.001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
JUN 12 2003
THOMSON FINANCIAL

cc: Herbert Scholl